Disclosure of commodity price risk (Details) - Commodity price risk [Member] $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / lb	Dec. 31, 2017 USD ($) $ / lb
Copper prices [Member]
Statements [Line Items]
Sensitivity analysis, variance, price | $ / lb	0.30	0.30
Effect of variance increase on after-tax profit	$ (3.1)	$ (2.3)
Effect of variance decrease on after-tax profit	$ 3.1	$ 2.3
Zinc prices [Member]
Statements [Line Items]
Sensitivity analysis, variance, price | $ / lb	0.10	0.10
Effect of variance increase on after-tax profit	$ 0.5	$ 0.9
Effect of variance decrease on after-tax profit	$ (0.5)	$ (0.9)